As filed with the Securities and Exchange Commission on August 27, 2026

Securities Act File No. 333-236575

Investment Company Act File No. 811-23511

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 86	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 88	☒

(Check appropriate box or boxes)

BLACKROCK ETF TRUST II

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809

United States of America

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 441-7762

John M. Perlowski

BLACKROCK ETF TRUST II

50 Hudson Yards

New York, New York 10001

United States of America

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund:

Margery K. Neale, Esq. Elliot J. Gluck, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Janey Ahn, Esq. BlackRock Fund Advisors 50 Hudson Yards New York, New York 10001

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)

☒	On September 25, 2026 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest, no par value.

This filing relates solely to the following Funds, each a series of BlackRock ETF Trust II:

iShares National Municipal Active ETF

iShares Short Duration Muni Active ETF

Explanatory Note

This Post-Effective Amendment No. 86 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 88 under the Investment Company Act of 1940, as amended (the “1940 Act”)), to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock ETF Trust II (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until September 25, 2026, the effectiveness of the registration statement for iShares National Municipal Active ETF and iShares Short Duration Muni Active ETF (the “Funds”), filed in Post-Effective Amendment No. 83 on May 18, 2026, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 86 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 83 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on August 27, 2026.

BLACKROCK ETF TRUST II (REGISTRANT) ON BEHALF OF ISHARES NATIONAL MUNICIPAL ACTIVE ETF ISHARES SHORT DURATION MUNI ACTIVE ETF

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Trustee, President and Chief Executive Officer	August 27, 2026
(John M. Perlowski)	(Principal Executive Officer)

/s/ TRENT WALKER	Chief Financial Officer (Principal Financial and Accounting Officer)	August 27, 2026
(Trent Walker)

CYNTHIA L. EGAN*	Trustee
(Cynthia L. Egan)

LORENZO A. FLORES*	Trustee
(Lorenzo A. Flores)

STAYCE D. HARRIS*	Trustee
(Stayce D. Harris)

J. PHILLIP HOLLOMAN*	Trustee
(J. Phillip Holloman)

R. GLENN HUBBARD*	Trustee
(R. Glenn Hubbard)

W. CARL KESTER*	Trustee
(W. Carl Kester)

ARTHUR P. STEINMETZ*	Trustee
(Arthur P. Steinmetz)

ROBERT FAIRBAIRN*	Trustee
(Robert Fairbairn)

*By: /s/ JANEY AHN	August 27, 2026
(Janey Ahn, Attorney-In-Fact)